LONG-TERM OPERATING COMMITMENTS - Acquisition of supplies (Details) - CGTEE R$ in Thousands	Dec. 31, 2019 BRL (R$)
2021
Acquisition of supplies
Total	R$ 29,352
2022
Acquisition of supplies
Total	29,352
2023
Acquisition of supplies
Total	29,352
2024
Acquisition of supplies
Total	14,676
2025
Acquisition of supplies
Total	R$ 14,676